Leases (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Development In Lease Liabilities
Development in lease liabilities are specified below:

	Beginning of period		Additions	Accretion of interests	Cash out-flow (2)	Foreign exchange translation (non-cash item)	End of period
	(EUR’000)
Lease liabilities
December 31, 2020	36,619		64,582	1,617	(5,990)	(4,853)	91,975

December 31, 2019	17,700	(1)	21,240	1,014	(3,870)	535	36,619

(1)	Beginning balance, December 31, 2019, includes the impact from implementing IFRS 16.
(2)	Total cash outflow, including prepaid leases was €6.0 million and €4.5 million for the years ended December 31, 2020 and 2019, respectively.

Summary of Expenses, Relating To Lease Activities In The Consolidated Statements
The following expenses relating to lease activities are recognized in the consolidated statements of profit or loss (IFRS 16 was adopted by applying the modified retrospective approach. Accordingly, no comparative information for 2018 is disclosed):

	2020	2019
	(EUR’000)
Lease expense
Depreciation (research and development, Note 12)	4,885	3,943
Depreciation (selling, general and administration, Note 12)	1,972	1,294
Expenses relating to short term leases and leases of low value assets (research and development and selling, general and administration)	470	202
Lease interest (finance expenses, Note 9 )	1,617	1,014

Total lease expenses	8,944	6,453